Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 628,591	$ 679,777
Sales of FTTPS [Member]
Disaggregation of Revenue [Line Items]
Total revenues	609,348	668,680
Sales of Medical Auxiliary Supplies [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 19,243	$ 11,097